VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—93.8%
Alabama—4.5%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$ 1,000	$ 1,020
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,018
		2,038

California—5.1%
California, State of,
General Obligation 4.000%, 9/1/43	370	354
General Obligation 5.000%, 10/1/45	1,000	1,053
San Diego Redevelopment Agency Successor Agency,
Sales Tax Revenue, Series A 5.000%, 9/1/28	500	511
Sales Tax Revenue, Series A 5.000%, 9/1/29	405	413
		2,331

Colorado—6.5%
E-470 Public Highway Authority
Toll Highway Revenue, Series A 5.000%, 9/1/35	800	858
Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,061
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,030
		2,949

District of Columbia—5.4%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	1,000	1,037
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/28	1,000	999
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond Revenue 5.000%, 7/15/48	415	428
		2,464

Florida—7.5%
City of Jacksonville, Series B 5.000%, 10/1/26	1,085	1,126
Collier County, Water-Sewer District Revenue, Series S (Pre-Refunded 7/1/26 @ 100) 5.000%, 7/1/33	1,000	1,034
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	1,000	993
Pasco County, Revenue (AGM Insured) 5.750%, 9/1/54	250	266
		3,419

	Par Value	Value

Georgia—4.2%
DeKalb GA Water & Sewerage Revenue County 5.000%, 10/1/43	$ 1,815	$ 1,895
Idaho—2.3%
Idaho Housing & Finance Association Series A 5.250%, 8/15/48	1,000	1,054
Illinois—2.3%
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,040
Maryland—2.4%
Maryland Stadium Authority, Series A 5.000%, 3/1/36	1,000	1,080
Massachusetts—1.5%
City of Quincy, General Obligation 4.500%, 7/5/24	700	703
Michigan—2.2%
Michigan State Hospital Finance Authority, Revenue, Series 200 4.000%, 11/1/24	1,010	1,009
Mississippi—1.1%
Mississippi, State of, General Obligation, Series C 4.000%, 10/1/37	500	481
Nevada—0.5%
Las Vegas Convention & Visitors Authority, Series A 5.000%, 7/1/49	240	243
New Jersey—2.3%
New Jersey Turnpike Authority Revenue, Series G 5.000%, 1/1/36	1,000	1,043
New York—5.5%
City of New York,
General Obligation 5.500%, 5/1/44	1,000	1,066
General Obligation, Series A 5.000%, 8/1/51	410	416
General Obligation, Series B 5.250%, 10/1/47	500	520
New York City Municipal Water Finance Authority Revenue, Series AA 5.250%, 6/15/52	500	522
		2,524

Ohio—0.2%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	110	106
Oregon—2.2%
Portland, Port of, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,001
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Pennsylvania—12.9%
Pennsylvania Economic Development Financing Authority
5.500%, 6/30/40	$ 3,000	$ 3,121
Series B 4.000%, 5/15/42	1,535	1,354
Pennsylvania Turnpike Commission Revenue 5.000%, 12/1/40	1,000	1,046
Pennsylvania Turnpike Commission, Series B 5.250%, 12/1/52	350	362
		5,883

Texas—17.5%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue, (PSF-GTD Insured) 4.500%, 8/15/53	130	123
Denton Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 8/15/48	350	366
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,053
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	2,000	1,795
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	464
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	794
Port Authority of Houston of Harris County Texas, General Obligation, Series A 5.000%, 10/1/36	500	510
Texas Public Finance Authority, Texas Southern University Revenue, (BAM Insured) 5.250%, 5/1/37	200	208
Texas Water Development Board Revenue 4.650%, 10/15/40	1,000	1,007
University of Texas System Revenue, Series A 3.770%, 7/1/38	1,650	1,650
		7,970

Utah—0.8%
City of Salt Lake City UT Airport Revenue, Series A 5.250%, 7/1/38	355	374
	Par Value	Value

Washington—6.9%
Energy Northwest Revenue, Series A 5.000%, 7/1/34	$ 2,000	$ 2,032
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	216
Washington Health Care Facilities Authority, Series A 5.000%, 8/1/44	940	914
		3,162

Total Municipal Bonds (Identified Cost $45,038)		42,769

Total Long-Term Investments—93.8% (Identified Cost $45,038)		42,769

	Shares
Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.215%)(2)	979,459	979
Total Short-Term Investment (Identified Cost $979)		979

TOTAL INVESTMENTS—95.9% (Identified Cost $46,017)		$43,748
Other assets and liabilities, net—4.1%		1,864
NET ASSETS—100.0%		$45,612

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At September 30, 2023, 7.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$42,769	$—	$42,769
Money Market Mutual Fund	979	979	—
Total Investments	$43,748	$979	$42,769
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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